Consolidated Statements of Income and Comprehensive Income (Loss) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Sales Revenue, Net	$ 12,546,285	[1],[2]	$ 9,746,036	[1],[3]	$ 5,754,146	[1],[4]
Cost of goods sold	(8,221,251)	[5]	(6,149,310)	[6]	(3,960,693)	[7]
Gross profit	4,325,034	[1]	3,596,726	[1]	1,793,453	[1]
Selling, distribution and operating expenses:
Selling and distribution expenses	(1,724,539)		(1,435,283)		(1,062,810)
Taxes other than income tax	(102,899)	[8]	(110,759)	[8]	(105,203)	[8]
Accretion expense	(6,822)	[9]	(6,545)	[9]	(7,398)	[9]
Loss on write-off of property, plant and equipment	(11,006)	[10]	(10,776)	[10]	(20,940)	[10]
Recovery of allowance for doubtful accounts	337		11,933		38,019
General, administrative and other operating expenses, net	(648,442)	[11]	(513,089)	[11]	(389,477)	[11]
Total selling, distribution and operating expenses, net	(2,493,371)		(2,064,519)		(1,547,809)
Operating income	1,831,663		1,532,207		245,644
Other income and (expense):
Income from equity investments	304	[12]	1,184	[12]	1,200	[12]
Interest income	16,786		17,167		21,445
Interest Expense	(561,490)	[13]	(558,397)	[13]	(498,986)	[13]
Foreign exchange loss	(117,076)		(14,544)		(174,336)
Other (expenses) income, net	(6,860)	[14]	(8,987)	[14]	500,257	[14]
Total other income and (expense), net	(668,336)		(563,577)		(150,420)
Income from continuing operations, before income tax	1,163,327		968,630		95,224
Income tax (expense)/ benefit	(359,880)	[15]	(276,656)	[15]	(18,893)	[15]
Net income	803,447		691,974		76,331
Net income attributable to non-controlling interests	(75,562)	[16]	(34,761)	[16]	(2,590)	[16]
Net income attributable to shareholders of Mechel OAO	727,885		657,213		73,741
Less: Dividends on preferred shares	(78,281)	[17]	(8,780)	[17]	(134,498)	[17]
Net income (loss) available to common shareholders	649,604		648,433		(60,757)
Net income	803,447		691,974		76,331
Currency translation adjustment	(170,794)		(26,218)		(325,353)
Change in pension benefit obligation	(7,160)		(9,466)		(10,155)
Adjustment of available-for-sale securities	(2,245)		4,838		(5,178)
Comprehensive income (loss)	623,248		661,128		(264,355)
Comprehensive (income) loss attributable to non-controlling interests	(50,527)		(32,498)		6,759
Comprehensive income (loss) attributable to shareholders of Mechel OAO	$ 572,721		$ 628,630		$ (257,596)
Basic and diluted earnings (loss) per share:
Earnings (loss) per share from continuing operations	$ 1.56	[17]	$ 1.56	[17]	$ (0.15)	[17]
Net income (loss) per share	$ 1.56	[17]	$ 1.56	[17]	$ (0.15)	[17]
Weighted average number of shares outstanding	416,270,745	[17]	416,270,745	[17]	416,270,745	[17]

[1]	See Note 23
[2]	Including related party amount of 904,876
[3]	Including related party amount of 686,172
[4]	Including related party amount of 107,104
[5]	Including related party amount of 1,612,001
[6]	Including related party amount of 1,225,802
[7]	Including related party amount of 123,443
[8]	See Note 20
[9]	See Note 15
[10]	See Note 10
[11]	See Note 21
[12]	See Note 8
[13]	Interest expense incurred by the production subsidiaries is included in the corresponding segment. Directly attributed interest expense incurred by the servicing subsidiaries (trading houses and corporate) is included in the appropriate segment based on the nature and purpose of the debt, while the interest expense related to general financing of the Group is allocated to segments proportionate to respective segment revenues.
[14]	See Note 22
[15]	See Note 19
[16]	See Note 3(g)
[17]	See Note 18